Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (19,694,921)	$ (5,496,958)	$ (8,984,880)	$ (6,098,951)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	115,474	204,283	230,804	480,694
Stock-based compensation	518,721	166,187	289,795	709,394
Warrant modification expense	0	200,513	200,513	0
Loss on issuance of the Lynrock Lake Term Loan	6,640,384	0
Loss on debt extinguishment	2,080,053	0	383,511	0
Debt modification expense	90,000	0
Provision for credit losses	0	1,290	1,290	0
Fair value of common stock issued in exchange for services and in connection with non-redemption agreements	0	3,718,349	3,698,350	0
Loss on issuance of common stock in connection with a subscription agreement	0	206,000	206,000	0
Non-cash interest	749,097	2,404,031	3,589,728	66,367
Non-cash operating lease income	(31,012)	(20,652)
Change in fair value of warrant liability	3,581,122	(199,624)	(187,173)	0
Change in fair value of derivative liability	(101,300)	(4,800,000)	(4,817,600)	0
Change in fair value of earnout liability	2,070,000	(2,970,000)	(3,230,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(3,176,587)	(256,886)	(67,119)	(1,290)
Inventory	(2,101,508)	1,525,857	1,506,746	98,594
Prepaid expenses and other current assets	(298,286)	(459,804)	(200,770)	(116,103)
Accounts payable	1,071,550	(2,061,853)	(1,954,768)	876,074
Accrued expenses and other current liabilities	1,856,098	(768,614)	(542,878)	645,840
Deferred revenue	(25,436)	(327,778)	(298,254)	347,619
Other liabilities	798,979	129,257	172,658	(205,701)
Net cash used in operating activities	(5,857,572)	(8,806,402)	(10,033,477)	(2,651,143)
Cash flows from investing activities:
Purchases of property and equipment	(46,818)	(34,590)	(87,790)	(13,040)
Net cash used in investing activities	(46,818)	(34,590)	(87,790)	(13,040)
Cash flows from financing activities:
Proceeds from long-term debt, net of issuance costs	15,000,000	10,525,000	10,525,000	800,000
Proceeds from sale of common stock and warrants, net of issuance costs	679,241	0	999,998	1,017,850
Proceeds from issuance common stock pursuant to subscription agreement	0	500,000	500,000	0
Repayment of long-term debt	(4,688,016)	(1,243,055)	(1,275,773)	(129,057)
Proceeds from stock option exercises	74,839	0
Proceeds from warrant exercises	531,622	0
Repayment of bridge loans	0	(800,000)	(800,000)	0
Payment of deferred issuance costs	(150,000)	0
Proceeds from the Merger, net of transaction costs	0	1,238,530	1,238,529	0
Net cash provided by financing activities	6,447,686	10,220,475	11,128,685	2,373,793
Net increase (decrease) in cash and restricted cash and cash equivalents	543,296	1,379,483	1,007,418	(290,390)
Cash and restricted cash and cash equivalents, beginning of year	1,192,104	184,686	184,686
Cash and restricted cash and cash equivalents, end of year	1,735,400	1,564,169	1,192,104	184,686
Supplemental disclosure of cash flow information:
Cash paid for interest	12,461	537,517	539,266	3,004
Supplemental disclosures of noncash investing and financing activities:
Purchase of property and equipment included in accounts payable			0	12,955
Fair value of embedded derivatives upon issuance of convertible debt	0	5,120,900	5,120,900	0
Fair value of common stock issued with convertible debt	0	2,312,617	2,312,617	0
Transfer of equipment to inventory	0	289,214	289,214	0
Debt issuance costs included in accounts payable	144,300	0
Conversion of accrued interest into common stock	174,397	0
Extinguishment of accrued expenses in exchange for common stock	0	3,760,000	3,760,000	0
Debt issuance costs included in accrued expenses	0	40,740
Conversion of long-term debt into common stock	182,682	3,433,388	3,433,388	0
Fair value of warrants issued in exchange for issuance of long-term debt	16,496,084	0
Unpaid issuance costs related to sale of common stock and warrants	101,963	0
Conversion of accrued legal costs to debt	25,000	0
Reclassification of warrant liability upon warrant modification	22,986,128	0
Deemed dividend	$ 0	$ 5,185,502	$ 5,185,502	$ 0